Note 5 - Revolving Credit Facility (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Jul. 31, 2021	Mar. 24, 2021
Accounts Receivable, Vegetable and Fruit Products Sold, Standard Payment Term (Month)	3 months
Accounts Receivable, Vegetable and Fruit Products Sold, Maximum Payment Term (Month)	7 months
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period				$ 400
Long-term Line of Credit, Total	$ 1
Revolving Credit Facility [Member] | Forecast [Member]
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period			$ 300
Line of Credit Facility, Maximum Borrowing Capacity During Production Period		$ 400